CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (Q3) - USD ($)	4 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income	$ 548,123	$ 1,351,338
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(620,669)	(2,207,141)
Unrealized loss (gain) on marketable securities held in Trust Account	(66,074)	16,343
Changes in operating assets and liabilities:
Prepaid expenses	(312,137)	167,985
Accounts payable and accrued expenses	76,397	400,530
Net cash used in operating activities	(374,360)	(270,945)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(250,000,000)	0
Net cash used in investing activities	(250,000,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	245,000,000	0
Proceeds from sale of Private Placement Warrants	7,000,000	0
Proceeds from promissory note - related party	237,470	0
Repayment of promissory note - related party	(237,470)	0
Payment of offering costs	(638,362)	0
Net cash provided by financing activities	251,361,638	0
Net Change in Cash	987,278	(270,945)
Cash - Beginning	0	894,589
Cash - Ending	987,278	623,644
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption	237,606,630	0
Change in value of ordinary shares subject to possible redemption	553,130	1,351,331
Deferred underwriting fee	8,750,000	0
Deferred offering costs paid directly by Sponsor in exchange for the issuance of ordinary shares	$ 25,000	$ 0